Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expense, during the three and six months ended June 30, 2022 and 2021 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(Euros in thousands)		(Euros in thousands)

Research and development expenses	3,107	4,676	6,375	9,574
General and administrative expenses	2,453	3,289	4,887	6,695

Total share-based compensation	5,560	7,965	11,262	16,269

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Matching Stock Options outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	—	—
Matching Stock Options expired	10.00	1,638
Matching Stock Options outstanding on June 30,	10.00	1,404,830
Matching Stock Options exercisable on June 30,	10.00	1,404,830
Weighted average remaining contract life (years)	8.01

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Converted Options outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.35	7,738
Converted Options exercised	1.43	1,222
Converted Options expired	1.34	227
Converted Options outstanding on June 30,	2.66	557,124
Converted Options exercisable on June 30,	2.64	328,859
Weighted average remaining contract life (years)	5.51

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options

	As of March 22, 2022	As of March 29, 2022	As of June 14, 2022	As of June 30, 2022
Exercise price in USD	$7.40	$8.15	$7.94	$8.71
Underlying share price in USD	$7.40	$8.15	$7.94	$8.71
Volatility	81.75%	81.58%	82.57%	82.17%
Time period (years)	6.11	6.11	5.58	6.08
Risk free rate	2.39%	2.48%	3.57%	3.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%

Summary of Employee Share Options
Service Options outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in March,	7.94	104,963
Service Options granted in June,	8.25	523,945
Service Options forfeited	10.62	51,582
Service Options exercised	—	—
Service Options expired	9.97	1,189
Service Options outstanding on June 30,	10.22	4,301,756
Service Options exercisable on June 30,	9.97	802,615
Weighted average remaining contract life (years)	9.15

Performance Based Options [Member]
Statements [Line Items]
Summary of Employee Share Options
PSUs outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number

PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted	—	—
PSUs forfeited	—	—
PSUs outstanding on June 30,	10.08	3,696,000
PSUs exercisable on June 30,	—	—
Weighted average remaining contract life (years)	8.49